Contingent Payment Obligations	6 Months Ended
Jun. 30, 2020
Contingent Payment Obligations [Abstract]
CONTINGENT PAYMENT OBLIGATIONS

16. CONTINGENT PAYMENT OBLIGATIONS

We have entered into agreements with independent third parties for purchasing office and laboratory equipment. As of June 30, 2020, we had non-cancellable purchase commitments of $117,745.

We have additional contingency payment obligations under each of the license agreements, such as milestone payments, royalties, research and development funding, if certain condition or milestone is met.

Milestone payments are to be made upon achievements of certain conditions, such as Investigational New Drugs ("IND") filing or U.S. Food and Drug Administration ("FDA") approval, first commercial sale of the licensed products, or other achievements. The aggregate amount of the milestone payments that we are required to pay up to different achievements of conditions and milestones for all the license agreements signed as of June 30, 2020 are as below:

Amount
Drug molecules: up to the conditions and milestones of
Preclinical to IND filing	$372,564
From entering phase 1 to before first commercial sale	24,216,410
First commercial sale	15,656,410
Net sales amount more than certain threshold in a year	75,769,231
Subtotal	116,014,615

Surgical robotics and medical devices: up to the conditions and milestones of
Before FDA approval	270,000
FDA approval obtained	200,000
Subtotal	470,000

Total	$116,484,615

For the six months ended June 30, 2020 and 2019, we did not incurred any milestone payments, royalties or research and development funding. As of June 30, 2020, no milestone payments had been triggered under any of the existing license agreements.